Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Information About Group's Defined Benefit Pension Plans

Information about the Group’s defined benefit pension plans is as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
Accrued benefit obligation	35,529	31,449	27,579
Fair value of plan assets	(21,147)	(18,108)	(16,581)
Plan deficit - employee benefit liability	14,382	13,341	10,998

Summary of Plan Assets	Plan assets comprise:
	December 31, 2020	December 31, 2019	January 1, 2019
Equity securities	6%	16%	31%
Debt securities	91%	81%	57%
Other	3%	3%	12%

Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans

Movement in the present value of the accrued benefit obligation for defined benefit plans:

	2020	2019
Accrued benefit obligation, beginning of year	31,449	27,579
Current service cost	528	496
Interest cost	948	1,105
Benefits paid	(1,539)	(1,277)
Remeasurement (gain) loss arising from:
- Financial assumptions	3,563	2,267
- Experience	(343)	(152)
Settlement	113	-
Effect of movements in exchange rates	810	1,431
Accrued benefit obligation, end of year	35,529	31,449

Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans

Movement in the fair value of plan assets for defined benefit plans:

	2020	2019
Fair value of plan assets, beginning of year	18,108	16,581
Interest income	544	665
Employer contributions	2,519	970
Benefits paid	(1,539)	(1,277)
Fair value remeasurement	1,129	467
Plan administration expenses	(124)	(145)
Effect of movements in exchange rates	510	847
Fair value of plan assets, end of year	21,147	18,108

Summary of Expense Recognized in Income or Loss

Expense recognized in income or loss:

	2020	2019
Current service cost	528	496
Net interest cost	404	440
Plan administration expenses	124	145
Settlement	113	-
Pension expense	1,169	1,081
Actual return on plan assets	1,673	1,132

Summary of Actuarial Losses Recognized in Other Comprehensive Income

Actuarial losses recognized in other comprehensive income:

	2020	2019
Amount accumulated in retained earnings, beginning of year	11,100	9,451
Recognized during the year	2,204	1,649
Amount accumulated in retained earnings, end of year	13,304	11,100
Recognized during the year, net of tax	1,623	1,228

Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average)

The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2020	December 31, 2019	January 1, 2019
Accrued benefit obligation:
Discount rate at	2.4%	3.3%	4.0%
Future salary increases	1.2%	1.5%	1.5%
Employee benefit expense:
Discount rate at	3.3%	4.0%	3.5%
Rate of return on plan assets at	3.3%	4.0%	3.5%
Future salary increases	1.2%	1.5%	1.2%

Summary of Current Longevities Underlying Value of Liabilities in Defined Benefit Plans	The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
Longevity at age 65 for current pensioners
Males	22.1	22.0	21.9
Females	24.7	24.7	24.6
Longevity at age 65 for current members aged 45
Males	23.5	23.5	23.4
Females	26.1	26.0	26.0

Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation

The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2020		2019
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(3,022)	3,650	(3,186)	3,884
Life expectancy (1-year movement)	138	(246)	755	(845)

Summary of Historical Information of Plans

Historical information:

	2020	2019	2018	2017	2016
Present value of the accrued benefit obligation	35,529	31,449	27,579	38,811	34,216
Fair value of plan assets	(21,147)	(18,108)	(16,581)	(25,366)	(23,579)
Deficit in the plan	14,382	13,341	10,998	13,445	10,637

Experience adjustments arising on plan obligations	3,220	2,116	(2,427)	2,378	393
Experience adjustments arising on plan assets	1,129	467	(815)	351	813